Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jul. 02, 2017	Jul. 03, 2016	Jun. 28, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 12,110	$ 14,122	$ 24,551
Adjustments to reconcile net income to net cash provided by operating activities:
Equity (earnings) loss of joint ventures	(666)	2,235	788
Depreciation and amortization	11,418	10,121	8,815
Foreign currency transaction (gain) loss	(1,128)	(2,559)	(3,075)
Unrealized (gain) loss on peso forward contracts	(2,010)	889
Loss (gain) on disposition of property, plant and equipment	213	(17)	154
Deferred income taxes	1,851	3,027	(3,330)
Stock based compensation expense	1,508	1,625	1,323
Change in operating assets and liabilities:
Receivables	(1,707)	(5,129)	9,155
Inventories	3,207	(3,897)	(4,284)
Other assets	(6,499)	(9,481)	(1,482)
Accounts payable and accrued liabilities	5,168	(3,003)	(1,463)
Other, net	(323)	285	307
Net cash provided by operating activities	23,142	8,218	31,459
CASH FLOWS FROM INVESTING ACTIVITIES
Investment in joint ventures	(400)	(1,720)	(4,384)
Loan to joint ventures	(2,230)	(225)	(315)
Repayments from loan to joint ventures	100	100
Additions to property, plant and equipment	(37,010)	(23,496)	(26,097)
Proceeds received on sale of property, plant and equipment	2	76	1
Net cash used in investing activities	(39,538)	(25,265)	(30,795)
CASH FLOWS FROM FINANCING ACTIVITIES
Borrowings under credit facilities	36,000	26,500	9,000
Repayments under credit facilities	(26,000)	(16,500)	(1,500)
Exercise of stock options and employee stock purchases	241	473	553
Excess tax benefits from stock-based compensation	21	170	367
Contribution from non-controlling interest of subsidiaries	2,940
Dividends paid to non-controlling interests of subsidiaries	(1,964)	(1,568)	(882)
Dividends paid	(2,012)	(1,865)	(1,711)
Net cash provided by financing activities	9,226	7,210	5,827
FOREIGN CURRENCY IMPACT ON CASH	54	(381)	(552)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(7,116)	(10,218)	5,939
CASH AND CASH EQUIVALENTS
Beginning of year	15,477	25,695	19,756
End of year	8,361	15,477	25,695
Cash Paid During the Period For:
Income taxes	318	4,699	14,754
Interest	350	157	47
Non-Cash Investing Activities:
Change in capital expenditures in accounts payable	$ (99)	2,625	136
Guarantee of joint venture revolving credit facility		$ 505	995
Guarantee of joint venture contract			$ 250